Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible assets, net
Intangible assets, net consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB
License with indefinite life	9,882	9,882
Software copyright	14,898	—
Customer database	9,697	8,815
Customer relationship	2,909	—
Trademark	162	65
Less: Accumulated amortization	(20,882)	(8,880)

Intangible assets, net	16,666	9,882